Stockholders' Deficit (Details) - Schedule of option activity - Options [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Deficit (Details) - Schedule of option activity [Line Items]
Option Number of Shares outstanding at beginning	11,753,422	1,800,000	1,000,000
Option Weighted Average Exercise Price outstanding at beginning	$ 0.36	$ 0.36	$ 0.75
Option Weighted Average Remaining Contractual Term outstanding at beginning			9 years 18 days
Option Aggregate Intrinsic Value outstanding at beginning	$ 196,825	$ 270,000	$ 150,000
Granted Number of Shares		10,030,764	80,000
Granted Weighted Average Exercise Price		$ 0.3	$ 0.75
Granted Weighted Average Remaining Contractual Term		9 years 9 months 25 days	10 years
Granted Aggregate Intrinsic Value		$ 196,825	$ 120,000
Forfeited Number of Shares		(77,342)
Forfeited Weighted Average Exercise Price		$ 1.5
Forfeited Weighted Average Remaining Contractual Term		9 years 1 month 13 days
Forfeited Aggregate Intrinsic Value
Exercised Number of Shares
Exercised Weighted Average Exercise Price
Exercised Weighted Average Remaining Contractual Term
Exercised Aggregate Intrinsic Value
Expired Number of Shares
Expired Weighted Average Exercise Price
Expired Weighted Average Remaining Contractual Term
Expired Aggregate Intrinsic Value
Option Number of Shares outstanding at ending	11,753,422	11,753,422	1,800,000
Option Weighted Average Exercise Price outstanding at ending	$ 0.36	$ 0.36	$ 0.75
Option Weighted Average Remaining Contractual Term outstanding at ending	9 years 5 months 19 days	9 years 5 months 19 days	8 years 6 months 3 days
Option Aggregate Intrinsic Value outstanding at ending	$ 368,767	$ 196,825	$ 270,000
Option Number of Shares exercisable at ending	7,878,665	6,537,184
Option Weighted Average Exercise Price exercisable at ending	$ 0.43	$ 0.22
Option Weighted Average Remaining Contractual Term exercisable at ending		9 years 1 month 20 days
Option Aggregate Intrinsic Value exercisable at ending	$ 94,007